Business Acquisition - Fair Value (Details) - Oakdale-Hampton Homes - AV Homes Inc [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Jan. 08, 2018
Fair value, Transaction Costs, and Goodwill
Amortization of Intangible Assets	$ 100	$ 200
Trade Name
Fair value, Transaction Costs, and Goodwill
Intangibles	$ 600	$ 600	$ 560
Amortization period (in years)		2 years 6 months